Income Taxes - Components of Income Tax Expense (Benefit) (Details) (USD $) In Thousands, unless otherwise specified	2 Months Ended	3 Months Ended					5 Months Ended	6 Months Ended	8 Months Ended	9 Months Ended	3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2012	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Sep. 30, 2012	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2013	Sep. 30, 2013 Linn Energy, LLC [Member]	Jun. 30, 2013 Linn Energy, LLC [Member]	Mar. 31, 2013 Linn Energy, LLC [Member]	Sep. 30, 2012 Linn Energy, LLC [Member]	Jun. 30, 2012 Linn Energy, LLC [Member]	Mar. 31, 2012 Linn Energy, LLC [Member]	Jun. 30, 2013 Linn Energy, LLC [Member]	Jun. 30, 2012 Linn Energy, LLC [Member]	Sep. 30, 2013 Linn Energy, LLC [Member]	Sep. 30, 2012 Linn Energy, LLC [Member]	Dec. 31, 2012 Linn Energy, LLC [Member]	Dec. 31, 2011 Linn Energy, LLC [Member]	Dec. 31, 2010 Linn Energy, LLC [Member]
Current taxes:
Federal																					$ 2,711	$ 4,551	$ 65
State																					439	605	1,088
Deferred taxes:
Federal									11,867												323	(1,148)	2,862
State									661												(683)	1,458	226
Income tax expense	$ 0	$ (3,908)	$ 25,300	$ (14,820)	$ 12,528	$ 0	$ 0	$ 10,480	$ 12,528	$ 6,572	$ (4,406)	$ (1,129)	$ 7,536	$ (4,950)	$ 512	$ 8,918	$ 6,407	$ 9,430	$ 2,001	$ 4,480	$ 2,790	$ 5,466	$ 4,241